GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL.
GOODWILL

15.      GOODWILL

	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate	Consolidated
(millions of Canadian dollars)
Balance at January 1, 2012	48	-	30	362	-	440
Transfer of assets to the Fund	(29)	-	-	29	-	-
Foreign exchange and other	3	-	(17)	(7)	-	(21)
Balance at December 31, 2012	22	-	13	384	-	419
Foreign exchange and other	1	-	1	24	-	26
Balance at December 31, 2013	23	-	14	408	-	445

The Company did not recognize any goodwill impairments for the years ended December 31, 2013 and 2012.